Derivative Warrant Liabilities - Additional Information (Details) - dMY Technology Group Inc Two [Member] - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
change in fair value of the Public and Private Placement Warrants	$ 38.9	$ 38.9
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights warrants issued during the period			9,200,000
Class of warrant or right, number of securities called by each warrant or right			1
Class of warrant or right, exercise price of warrants or rights	$ 11.50	$ 11.50	$ 11.50
Number of warrants or rights outstanding	9,200,000	9,200,000
Period to exercise warrants after Business Combination		30 days
Period to exercise warrants after closing of Initial Public Offering		12 months
Expiration period of warrants	5 years	5 years
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights warrants issued during the period			5,013,333
Class of warrant or right, number of securities called by each warrant or right			1
Class of warrant or right, exercise price of warrants or rights			$ 11.50
Number of warrants or rights outstanding	5,013,333	5,013,333
Period to exercise warrants after Business Combination		30 days